Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 403,992	¥ 413,727
Foreign exchange gains (losses)—net	[1]	27,923	44,718
Trading account gains (losses)—net	[2]	395,405	64,956
Investment gains (losses)—net:
Debt securities	[1]	31,092	2,485
Equity securities	[1]	(126,648)	306,788
Equity in earnings (losses) of equity method investees—net	[1]	22,066	22,627
Gains on disposal of premises and equipment	[1]	1,693	4,305
Other noninterest income	[2]	34,839	48,950
Total noninterest income		790,362	908,556
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	64,498	79,138
Banking
Disaggregation of Revenue [Line Items]
Fee and commission income	[2]	76,179	70,647
Correspondent clearing
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	56,075	55,078
Investment advisory, management and administrative service
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	48,291	49,818
Fiduciary and trust
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	56,459	57,372
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	15,152	19,509
Guarantee related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[1]	13,898	14,234
Financial service, other
Disaggregation of Revenue [Line Items]
Fee and commission income	[3]	73,440	67,931
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 403,992	¥ 413,727

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).